FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2021
FINANCIAL RISK MANAGEMENT
Schedule of foreign investment

	USD/CLP	BRL/CLP	ARS/CLP	PGY/CLP
Currency variation at closing	+18.8%	+9.4%	-2.7%	+19.1%

		Brazil	Argentina	Paraguay
		ThCh$	ThCh$	ThCh$
Total assets		903,369,847	334,076,764	343,269,734
Total liabilities		644,077,808	122,221,435	51,449,972
Net investment		259,292,039	211,855,329	291,819,762
Share on income		24.3%	24.0%	7.6%

-5% variation impact on currency translation
Impact on results for the period		(2,171,576)	(980,976)	(1,942,324)
Impact on equity at closing		(12,076,796)	(6,738,919)	(13,162,380)

Schedule of committed maturities for liability payments

	Payments on the year of maturity
		More than 1	More than 2	More than 3
Item	1 year	up to 2	up to 3	up to 4	More than 5
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Bank debt	26,617	—	—	4,000,000	—
Bonds payable	25,383,339	321,636,043	13,915,567	14,545,378	670,564,954
Lease obligations	8,191,535	4,949,066	2,975,353	2,641,096	5,821,515
Contractual obligations (1)	85,354,594	31,678,743	9,036,380	8,992,060	4,950,895
Total	118,956,085	358,263,852	25,927,300	30,178,534	681,337,364